UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-22041

                                         Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                  Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                  Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments – July 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 76.4%

	INFORMATION TECHNOLOGY — 17.5%

	Communications Equipment — 3.1%
275,000	EMS Technologies Inc.†	$9,042,000
10,000	Emulex Corp.†	84,500

		9,126,500

	Computers and Peripherals — 0.3%
8,000	Diebold Inc.	241,920
3,000	Hypercom Corp.†	24,330
40,000	Intermec Inc.†	431,200
1,000	SanDisk Corp.†	42,530
1,500	Seagate Technology plc	20,835

		760,815

	Electrical Equipment and Instruments — 1.1%
500	Aleo Solar AG†	18,834
165,000	Gerber Scientific Inc.†	1,818,300
10,000	GTSI Corp.†	51,600
50,000	Laird plc	154,049
12,000	Oce NV†	124,149
6,000	Park Electrochemical Corp.	156,960
10,000	TE Connectivity Ltd.	344,300
35,000	Zygo Corp.†	420,000

		3,088,192

	Internet Software and Services — 5.7%
70,000	Blackboard Inc.†	3,049,200
87,000	Radiant Systems Inc.†	2,452,530
229,000	Telvent GIT SA†	9,132,520
165,000	Yahoo! Inc.†	2,161,500

		16,795,750

	Semiconductors and Semiconductor Equipment — 6.9%
20,000	Advanced Analogic Technologies Inc.†	121,000
4,000	International Rectifier Corp.†	102,760
2,500	LTX-Credence Corp.†	17,975
16,000	MoSys Inc.†	85,280
500,179	National Semiconductor Corp.	12,364,425
1,000	Roth & Rau AG†	31,432
125,000	Varian Semiconductor Equipment Associates Inc.†	7,592,500

		20,315,372

	Software — 0.4%
38,600	FalconStor Software Inc.†	165,980
72,000	Take-Two Interactive Software Inc.†	971,280

		1,137,260

	TOTAL INFORMATION TECHNOLOGY	51,223,889

Shares		Market Value
	MATERIALS — 14.1%

	Building Products — 0.1%
6,000	CIMPOR - Cimentos de Portugal SGPS SA	$46,642
7,000	Texas Industries Inc.	270,270

		316,912

	Chemicals — 8.5%
50,000	Arch Chemicals Inc.	2,356,000
100,000	Nalco Holding Co.	3,535,000
4,000	Northumbrian Water Group plc	29,651
98,000	Rhodia SA	4,442,768
12,000	Sensient Technologies Corp.	445,440
105,000	The Lubrizol Corp.	14,133,000

		24,941,859

	Containers and Packaging — 4.6%
325,000	Graham Packaging Co. Inc.†	8,238,750
9,800	Greif Inc., Cl. B	571,536
365,000	Myers Industries Inc.	4,343,500
6,000	Temple-Inland Inc.	180,120

		13,333,906

	Metals and Mining — 0.9%
110,000	Alcoa Inc.	1,620,300
10,023	Allegheny Technologies Inc.	583,238
6,000	Breakwater Resources Ltd.†	46,596
4,000	Camino Minerals Corp.†	1,298
200	Eramet	55,838
12,000	Gold Fields Ltd., ADR	187,080
2,000	Lundin Mining Corp.†	15,030
2,000	MacArthur Coal Ltd.	34,166
21,250	Pilot Gold Inc.†	50,931

		2,594,477

	TOTAL MATERIALS	41,187,154

	HEALTH CARE — 10.8%

	Biotechnology — 5.4%
500	Actelion Ltd.†	25,475
7,500	Biogen Idec Inc.†	764,025
20,000	Cellestis Ltd.	82,834
115,000	Cephalon Inc.†	9,193,100
10,376	Grifols SA, ADR†	82,645
1,000	Icagen Inc.†	6,010
40,000	Indevus Pharmaceuticals Inc., Escrow† (a)	44,000
443,000	Q-Med AB† (a)	5,562,673

		15,760,762

	Health Care Equipment and Supplies — 3.2%
2,636	Accuray Inc.†	18,189
49,000	ArthroCare Corp.†	1,619,450
13,000	Exactech Inc.†	222,170
120,000	Immucor Inc.†	3,180,000
22,000	Kinetic Concepts Inc.†	1,472,680

See accompanying notes to schedule of investments.

1

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – July 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)

	HEALTH CARE (Continued)

	Health Care Equipment and Supplies (Continued)
150,000	Smith & Nephew plc	$1,578,247
7,000	Synthes Inc. (b)	1,262,055
1,500	Young Innovations Inc.	43,470

		9,396,261

	Health Care Providers and Services — 0.5%
1,000	Chemed Corp.	60,810
210,000	Continucare Corp.†	1,327,200

		1,388,010

	Life Sciences Tools and Services — 0.7%
135,000	WuXi PharmaTech
	(Cayman) Inc., ADR†	2,103,300

	Pharmaceuticals — 1.0%
25,000	Allergan Inc.	2,032,750
35,000	Bristol-Myers Squibb Co.	1,003,100

		3,035,850

	TOTAL HEALTH CARE	31,684,183

	CONSUMER DISCRETIONARY — 10.2%

	Auto Components — 0.2%
16,000	Tenneco Inc.†	639,040

	Diversified Consumer Services — 0.1%
50,000	Corinthian Colleges Inc.†	208,000

	Hotels, Restaurants, and Leisure — 0.4%
15,000	Boyd Gaming Corp.†	131,100
4,000	Churchill Downs Inc.	175,720
144,874	Dover Motorsports Inc.†	268,017
13,000	Gaylord Entertainment Co.†	381,420
80,000	Ladbrokes plc	193,690
1,700	McCormick & Schmick’s Seafood Restaurants Inc.†	15,028

		1,164,975

	Household Durables — 0.4%
20,000	Harman International Industries Inc.	832,000
8,000	Nobility Homes Inc.†	63,200
10,500	Skyline Corp.	142,065

		1,037,265

	Media — 2.5%
105,000	Acme Communications Inc.	90,300
2,000	Ascent Capital Group LLC, Cl. A†	96,220
29,600	British Sky Broadcasting Group plc	345,937
140,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,645,000
72,000	Crown Media Holdings Inc., Cl. A†	122,400
4,000	Discovery Communications Inc., Cl. A†	159,200

Shares		Market Value
4,000	Discovery Communications Inc., Cl. C†	$144,120
25,000	DISH Network Corp., Cl. A†	740,750
38,000	Fisher Communications Inc.†	1,114,160
254	Granite Broadcasting Corp.† (a)	0
27,000	Liberty Media Corp. - Capital, Cl. A†	2,154,870
2,500	Liberty Media Corp. - Starz, Cl. A†	191,900
13,000	Salem Communications Corp., Cl. A	42,380
20,000	Shaw Communications Inc., Cl. B	450,800
40,000	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	164,325

		7,462,362

	Multiline Retail — 0.0%
3,000	Saks Inc.†	32,220

	Specialty Retail — 0.4%
1,000	Dollar Thrifty Automotive Group Inc.†	72,040
1,740	DSW Inc., Cl. A†	92,185
5,000	J. Crew Group Inc., Escrow† (a)	0
2,000	Medion AG	37,963
84,000	Midas Inc.†	458,640
10,000	Pier 1 Imports Inc.†	109,900
13,000	Sally Beauty Holdings Inc.†	223,600
1,500	The Forzani Group Ltd., Cl. A	41,399

		1,035,727

	Textiles, Apparel, and Luxury Goods — 6.2%
300,000	Bulgari SpA	5,315,113
10,000	Heelys Inc.†	22,500
300,000	The Timberland Co., Cl. A†	12,837,000

		18,174,613

	TOTAL CONSUMER DISCRETIONARY	29,754,202

	ENERGY — 5.7%

	Energy Equipment and Services — 0.1%
3,500	Ensco plc, ADR	186,375
8,800	TGC Industries Inc.†	64,768

		251,143

	Oil, Gas, and Consumable Fuels — 5.6%
5,000	Anadarko Petroleum Corp.	412,800
150,000	Atlas Energy Inc., Escrow† (a)	15,000
70,002	Atlas Energy LP	1,750,750
150,000	Dragon Oil plc	1,312,334
2,000	EXCO Resources Inc.	31,820
20,000	Heritage Oil plc†	84,797
280,000	Petrohawk Energy Corp.†	10,693,200
45,000	Southern Union Co.	1,935,000

See accompanying notes to schedule of investments.

2

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – July 31, 2011 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)

	ENERGY (Continued)

	Oil, Gas, and Consumable Fuels (Continued)
150,000	WesternZagros Resources Ltd.†	$102,046

		16,337,747

	TOTAL ENERGY	16,588,890

	INDUSTRIALS — 5.0%

	Aerospace and Defense — 1.1%
5,000	Ameron International Corp.	425,450
10,000	Charter International plc	131,316
16,000	ITT Corp.	853,440
27,000	Kaman Corp.	961,740
3,528	Kratos Defense & Security Solutions Inc.†	38,350
51,000	Smiths Group plc	950,149

		3,360,445

	Building Products — 0.4%
140,000	Griffon Corp.†	1,323,000

	Commercial Services and Supplies — 0.3%
50,000	APAC Customer Services Inc.†	420,500
74,000	Niscayah Group AB	211,718
7,500	Rollins Inc.	143,175

		775,393

	Electrical Equipment — 1.4%
500	Harbin Electric Inc.†	8,215
5,000	Thomas & Betts Corp.†	243,900
98,000	Tognum AG	3,752,766

		4,004,881

	Machinery — 1.0%
55,000	Baldwin Technology Co. Inc., Cl. A†	60,500
8,000	CIRCOR International Inc.	346,000
36,000	Demag Cranes AG	2,393,999

		2,800,499

	Railroads and Transportation — 0.8%
12,000	GATX Corp.	473,160
39,000	Navistar International Corp.†	2,001,090

		2,474,250

	TOTAL INDUSTRIALS	14,738,468

	UTILITIES — 4.2%

	Electric Utilities — 1.5%
1,000	Central Vermont Public Service Corp.	35,090
60,000	DPL Inc.	1,815,000
85,000	Endesa SA	2,498,312
6,055	Iberdrola SA	49,323

		4,397,725

Shares		Market Value
	Gas Utilities — 0.3%
8,000	Nicor Inc.	$437,600
14,000	Southwest Gas Corp.	522,060

		959,660

	Independent Power Producers and Energy Traders — 0.4%
15,000	Dynegy Inc.†	85,800
75,000	GenOn Energy Inc., Escrow† (a)	0
40,000	NRG Energy Inc.†	980,800

		1,066,600

	Multi-Utilities — 2.0%
22,000	CH Energy Group Inc.	1,123,540
57,267	GDF Suez, Strips	82
1,000	Integrys Energy Group Inc.	50,210
75,000	NorthWestern Corp.	2,401,500
52,000	Progress Energy Inc.	2,430,480

		6,005,812

	TOTAL UTILITIES	12,429,797

	CONSUMER STAPLES — 3.3%

	Food and Staples Retailing — 1.3%
30,000	BJ’s Wholesale Club Inc.†	1,510,500
30,000	Casey’s General Stores Inc.	1,350,000
4,000	Spartan Stores Inc.	70,640
32,000	Village Super Market Inc., Cl. A	860,160

		3,791,300

	Food Products — 1.8%
3,000	Flowers Foods Inc.	65,760
500,000	Parmalat SpA	1,302,555
150,000	Sara Lee Corp.	2,866,500
32,960	Tootsie Roll Industries Inc.	924,528

		5,159,343

	Household Products — 0.0%
2,000	Clorox Co.	143,180

	Personal Products — 0.2%
20,000	Avon Products Inc.	524,600

	TOTAL CONSUMER
	STAPLES	9,618,423

	TELECOMMUNICATION SERVICES — 3.1%

	Diversified Telecommunications Services — 0.9%
280,000	Asia Satellite Telecommunications Holdings Ltd.	628,709
19,906	CenturyLink Inc.	738,712
350,000	Cincinnati Bell Inc.†	1,211,000
3,000	Global Crossing Ltd.†	103,290

		2,681,711

	Wireless Telecommunications Services — 2.2%
13,000	Millicom International Cellular SA, SDR	1,562,132

See accompanying notes to schedule of investments.

3

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – July 31, 2011 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)

	TELECOMMUNICATION SERVICES (Continued)
	Wireless Telecommunications Services (Continued)
2,000	Rogers Communications Inc., Cl. B	$76,320
400,000	Sprint Nextel Corp.†	1,692,000
8,000	Telephone & Data Systems Inc.	226,880
65,500	United States Cellular Corp.†	2,894,445

		6,451,777

	TOTAL
	TELECOMMUNICATION
	SERVICES	9,133,488

	FINANCIALS — 2.5%

	Capital Markets — 0.2%
50,000	BKF Capital Group Inc.†	57,500
15,000	optionsXpress Holdings Inc.	226,500
75,000	SWS Group Inc.	408,750

		692,750

	Commercial Banks — 1.0%
2,639	Bank of Montreal	165,835
220,000	First Niagara Financial Group Inc.	2,695,000
1,451	People’s United Financial Inc.	18,399

		2,879,234

	Consumer Finance — 1.2%
182,000	SLM Corp.	2,837,380
225,000	The Student Loan Corp., Escrow (a)	562,500

		3,399,880

	Insurance — 0.1%
3,000	Argo Group International Holdings Ltd.	88,200
5,000	CNinsure Inc., ADR†	71,700
500	FPIC Insurance Group Inc.†	20,860

		180,760

	Real Estate Management and Development — 0.0%
500	ECO Business-Immobilien AG†	4,527

	Thrift and Mortgage Finance — 0.0%
10,000	New York Community Bancorp Inc.	135,300

	TOTAL FINANCIALS	7,292,451

	TOTAL COMMON STOCKS	223,650,945

Shares		Market Value
	RIGHTS — 0.1%

	HEALTH CARE — 0.1%

	Biotechnology — 0.0%
4,000	Clinical Data Inc., CVR, expire 04/14/18† (a)	$3,800

	Pharmaceuticals — 0.1%
150,000	Sanofi, CVR, expire 12/31/20†	174,000

	TOTAL HEALTH CARE	177,800

	UTILITIES — 0.0%

	Independent Power Producers and Energy Traders — 0.0%
6,055	Iberdrola SA, expire 08/01/11†	1,305

	TOTAL RIGHTS	179,105

	WARRANTS — 0.0%

	CONSUMER DISCRETIONARY — 0.0%

	Media — 0.0%
636	Granite Broadcasting Corp., Ser. A, expire 06/04/12†(a)	0
636	Granite Broadcasting Corp., Ser. B, expire 06/04/12†(a)	0

		0

	TOTAL WARRANTS	0

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 23.5%
$68,834,000	U.S. Treasury Bills, 0.025% to 0.135%††, 08/18/11 to 01/12/12	68,815,952

TOTAL INVESTMENTS — 100.0%
(Cost $293,866,561)		$292,646,002

	Aggregate tax cost	$297,930,976

	Gross unrealized appreciation	$14,538,608
	Gross unrealized depreciation	(19,823,582)

	Net unrealized appreciation/depreciation	$(5,284,974)

(a)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At July 31, 2011, the market value of fair valued securities amounted to $6,187,973 or 2.11% of total investments.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2011, the market value of Rule 144A security amounted to $1,262,055 or 0.43% of total investments.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	AmericanDepositary Receipt
CVR	ContingentValue Right

See accompanying notes to schedule of investments.

4

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) – July 31, 2011 (Unaudited)

SDR	Swedish Depositary Receipt
Strips	Regular income payment portion of the security traded separately from the principal portion of the security.

See accompanying notes to schedule of investments.
5

Gabelli Enterprise Mergers and Acquisitions Fund (the “Fund”)

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of July 31, 2011 is as follows:

	Valuation Inputs

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 7/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$10,154,089	–	$5,606,673	$15,760,762
Other Industries (a)	15,923,421	–	–	15,923,421
Consumer Discretionary
Media	7,462,362	–	0	7,462,362
Specialty Retail	1,035,727	–	0	1,035,727
Other Industries (a)	21,256,113	–	–	21,256,113
Energy
Oil, Gas, and Consumable Fuels	16,322,747	–	15,000	16,337,747
Other Industries (a)	251,143	–	–	251,143
Utilities
Independent Power Producers and Energy Traders	1,066,600	–	0	1,066,600
Other Industries (a)	11,363,197	–	–	11,363,197
Financials
Consumer Finance	2,837,380	–	562,500	3,399,880
Other Industries (a)	3,892,571	–	–	3,892,571
Other Industries (a)	125,901,422	–	–	125,901,422
Total Common Stocks	217,466,772	–	6,184,173	223,650,945
Rights:
Health Care
Biotechnology	–	–	3,800	3,800
Other Industries (a)	174,000	–	–	174,000
Other Industries (a)	1,305	–	–	1,305
Total Rights	175,305	–	3,800	179,105
Warrants:
Consumer Discretionary
Media	–	–	0	0
U.S. Government Obligations	–	$68,815,952	–	68,815,952
TOTAL INVESTMENTS IN SECURITIES - ASSETS	$217,642,077	$68,815,952	$6,187,973	$292,646,002

  (a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

The Fund did not have significant transfers between Levels 1 and 2 during the period ended July 31, 2011.

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance as of 10/31/10	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ depreciation	Purchases	Sales	Transfers into Level 3 †	Transfers out of Level 3 †	Balance as of 7/31/11	Net change in unrealized appreciation/ depreciation during the period on Level 3 investments held at 7/31/11
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Biotechnology	$44,000	$–	$–	$609,689	$4,952,984	$–	$–	$–	$5,606,673	$609,689
Consumer Discretionary
Media	0	–	–	–	–	–	–	–	0	–
Specialty Retail	–	–	–	–	0	–	–	–	0	–
Energy
Oil, Gas, and Consumable Fuels	–	–	–	15,000	0	–	–	–	15,000	15,000
Utilities
Independent Power Producers and Energy Traders	0	–	–	–	–	–	–	–	0	–
Financials
Consumer Finance	–	–	–	562,500	0	–	–	–	562,500	562,500
Total Common Stocks	44,000	–	–	1,187,189	4,952,984	–	–	–	6,184,173	1,187,189
Rights:
Health Care
Biotechnology	–	–	–	3,800	0	–	–	–	3,800	3,800
Warrants
Consumer Discretionary
Media	1	–	–	(1)	–	–	–	–	0	(1)
TOTAL INVESTMENTS IN SECURITIES	$44,001	$–	$–	$1,190,988	$4,952,984	$–	$–	$–	$6,187,973	$1,190,988

† The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

In January 2010, the Financial Accounting Standards Board (“FASB”) issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). The FASB also clarified existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Management has adopted the amended guidance and determined that there was no material impact to the Fund’s financial statements except for additional disclosures made in the notes.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted and Illiquid Securities. The Fund may invest not more than 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of July 31, 2011, refer to the Schedule of Investments.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at July 31, 2011, if any, are not accounted for as hedging instruments under U.S. GAAP and are disclosed in the Schedule of Investments.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At July 31, 2011, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Continued) (Unaudited)

any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At July 31, 2011, the Fund held no investments in forward foreign exchange contracts.

The Fund held a forward foreign exchange contract from January 18, 2011 through May 06, 2011, with an average monthly value while it was outstanding of approximately $5,303,065.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2010, the Fund had a net capital loss carryforward for federal income tax purposes of $54,505,517 which is available to reduce future required distributions of net capital gains to shareholders through 2017.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        Gabelli 787 Fund, Inc.

By (Signature and Title)*            /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        9/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Bruce N. Alpert

Bruce N. Alpert, Principal Executive Officer

Date        9/23/11

By (Signature and Title)*            /s/ Agnes Mullady

Agnes Mullady, Principal Financial Officer and Treasurer

Date        9/23/11

*	Print the name and title of each signing officer under his or her signature.